Business and summary of significant accounting policies (Concentrations of credit risk) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Allowance for Doubtful Accounts Receivable, Current	$ 164,004	$ 164,004
Cash, Uninsured Amount	$ 327,000
Accounts Receivable [Member] | Hotels [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	66.00%	65.00%	37.00%
Accounts Receivable [Member] | Landlord at Midtown [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	7.00%	6.00%	27.00%